Financial Instruments - Movement of Assets Measured at Fair Value Using ValuationTechnique With Significant Unobservable Inputs (Level 3) (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [line items]
Beginning balance	£ 314,765
Ending Balance	316,632
Level 3 [Member]
Disclosure of financial assets [line items]
Beginning balance	357	£ 399
Adjustment for the adoption of IFRS 9	285
At 1 January 2018	642
Total (losses)/gains recognised in profit/loss, fair value movements	17	(3)
Total (losses)/gains recognised in profit/loss, foreign exchange and other movements	(5)	(5)
Transfers in	19
Gains recognised in other comprehensive income		9
Transfer to held for sale	0
Additions	17
Sales	(23)	(3)
Settlements	(58)	(9)
Ending Balance	609	388
(Losses)/gains recognised in profit or loss on assets and liabilities held at the end of the period	12	(8)
Level 3 [Member] | Fair Value Through P&L [Member]
Disclosure of financial assets [line items]
Beginning balance	240	264
Adjustment for the adoption of IFRS 9	139
At 1 January 2018	379
Total (losses)/gains recognised in profit/loss, fair value movements	(5)	(9)
Total (losses)/gains recognised in profit/loss, foreign exchange and other movements	0	0
Transfers in	19
Gains recognised in other comprehensive income		0
Transfer to held for sale	(146)
Additions	0
Sales	(23)	(3)
Settlements	0	0
Ending Balance	224	252
(Losses)/gains recognised in profit or loss on assets and liabilities held at the end of the period	(5)	(9)
Level 3 [Member] | Assets Held For Sale [member]
Disclosure of financial assets [line items]
Beginning balance	0	0
Adjustment for the adoption of IFRS 9	0
At 1 January 2018	0
Total (losses)/gains recognised in profit/loss, fair value movements	0	0
Total (losses)/gains recognised in profit/loss, foreign exchange and other movements	0	0
Transfers in	0
Gains recognised in other comprehensive income		0
Transfer to held for sale	148
Additions	0
Sales	0	0
Settlements	0	0
Ending Balance	148	0
(Losses)/gains recognised in profit or loss on assets and liabilities held at the end of the period	0	0
Level 3 [Member] | Derivative Financial Instruments [member]
Disclosure of financial assets [line items]
Beginning balance	64	103
Adjustment for the adoption of IFRS 9	0
At 1 January 2018	64
Total (losses)/gains recognised in profit/loss, fair value movements	26	6
Total (losses)/gains recognised in profit/loss, foreign exchange and other movements	(5)	(5)
Transfers in	0
Gains recognised in other comprehensive income		0
Transfer to held for sale	(2)
Additions	0
Sales	0	0
Settlements	(21)	(9)
Ending Balance	62	95
(Losses)/gains recognised in profit or loss on assets and liabilities held at the end of the period	21	1
Level 3 [Member] | Financial investments [member]
Disclosure of financial assets [line items]
Beginning balance	53	32
Adjustment for the adoption of IFRS 9	146
At 1 January 2018	199
Total (losses)/gains recognised in profit/loss, fair value movements	(4)	0
Total (losses)/gains recognised in profit/loss, foreign exchange and other movements	0	0
Transfers in	0
Gains recognised in other comprehensive income		9
Transfer to held for sale	0
Additions	17
Sales	0	0
Settlements	(37)	0
Ending Balance	175	41
(Losses)/gains recognised in profit or loss on assets and liabilities held at the end of the period	£ (4)	£ 0